INTANGIBLE ASSETS AND GOODWILL, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS AND GOODWILL, NET [Abstract]
Movement of Intangible Assets With Useful Life
The movement of intangible assets with limited useful life for the years ended December 31, 2023, 2022 and 2021 is as follows:

Description	Client relationships (i)	Brand name (ii)	Fund manager contract (iii)	Relationships with holders	Software and developments	Intangible in progress	Other	2023	2022	2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balances at January 1	373,602	171,864	73,412	21,100	3,642,091	867,213	17,953	5,167,235	4,708,305	4,293,864
Additions	–	–	–	–	244,879	577,462	6,462	828,803	703,670	532,244
Acquisition of business	2,507	3,457	–	–	10,678	–	–	16,642	7,533	–
Transfers	–	–	–	–	436,050	(436,050)	–	–	–	–
Disposals and others	(204)	–	4,303	–	(54,676)	(107,063)	6,339	(151,301)	(252,273)	(117,803)
Balance as of December 31	375,905	175,321	77,715	21,100	4,279,022	901,562	30,754	5,861,379	5,167,235	4,708,305

Accumulated amortization -
Balance at January 1	302,513	60,488	12,824	21,100	2,637,685	–	5,409	3,040,019	2,795,084	2,475,466
Amortization of the period	15,025	5,827	3,573	–	407,583	–	4,576	436,584	403,726	381,794
Disposals and others	(307)	–	(24)	–	(42,326)	–	416	(42,241)	(158,791)	(62,176)
Balance as of December 31	317,231	66,315	16,373	21,100	3,002,942	–	10,401	3,434,362	3,040,019	2,795,084

Net carrying amount	58,674	109,006	61,342	–	1,276,080	901,562	20,353	2,427,017	2,127,216	1,913,221

Client Relationships Intangible Assets
This item consists of the following:

	2023	2022
	S/(000)	S/(000)

Prima AFP - AFP Unión Vida	37,701	45,262
Credicorp Capital Holding Chile - Inversiones IMT	13,410	15,564
Joinnus S.A.C.	2,507	–
Ultraserfinco S.A.	2,000	6,971
Compañía Incubadora de Soluciones Móviles S.A-Culqi	1,792	1,809
Tenpo SpA	1,264	1,483
Net carrying amount	58,674	71,089

Brand Intangible Assets
This item consists of the following:

	2023	2022
	S/(000)	S/(000)

MiBanco	105,244	111,009
Joinnus S.A.C.	3,457	–
Compañía Incubadora de Soluciones Móviles S.A-Culqi	305	367
Net carrying amount	109,006	111,376

Fund Manager Contract Intangible Assets
This item consists of the following:

	2023	2022
	S/(000)	S/(000)

Credicorp Capital Holding Chile - Inversiones IMT	29,553	30,495
Credicorp Capital Colombia	29,229	27,620
Ultrasefinco S.A.	2,560	2,473
Net carrying amount	61,342	60,588

Reconciliation of Changes in Goodwill
Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGU for the purposes of impairment testing, as follows:

	2023	2022
	S/(000)	S/(000)
MiBanco - Edyficar Perú	273,694	273,694
Prima AFP - AFP Unión Vida	124,641	124,641
Credicorp Capital Colombia S.A	111,799	92,188
Banco de Crédito del Perú	52,359	52,359
MiBanco Colombia	49,629	99,979
Pacífico Seguros	36,354	36,354
Joinnus S.A.C	35,700	–
Atlantic Security Holding Corporation	29,795	29,795
Tenpo SpA	22,697	23,441
Monokera S.A.S	22,656	–
Wally POS S.A.C	21,046	24,214
Tenpo Technologie SpA	11,719	13,155
Sami Shop S.A.C	4,000	–
Compañía Incubadora de Soluciones Móviles S.A-Culqi	2,297	2,297
Crediseguro Seguros Personales	96	96
Net carrying amount	798,482	772,213

Key Assumptions Used for Calculation of Fair Value Less Selling Costs
The following table summarizes the key assumptions used for the calculation of the present value in 2023 and 2022:

	2023
Description	Terminal value growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	5.60	13.10
Prima AFP - AFP Unión Vida	1.60	15.50
Mibanco Colombia	6.80	15.10
Credicorp Capital Colombia S.A	4.60	14.90
Banco de Crédito del Perú	4.60	12.40
Pacífico Seguros (*)	4.60	11.8 and 13.9
Atlantic Security Holding Corporation	2.30	12.60
Tenpo SpA	–	25.00
Compañía Incubadora de Soluciones Móviles S.A- Culqi	–	25.00
Wally POS S.A.C.	–	25.00
Sami Shop S.A.C.	–	25.00

	2022
Description	Terminal value growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	5.60	14.30
Prima AFP - AFP Unión Vida	1.60	16.10
MiBanco - Colombia	6.00	16.80
Credicorp Capital Colombia S.A.	4.80	17.90
Banco de Crédito del Perú	4.60	12.80
Pacífico Seguros (*)	4.60	13.0 and 14.3
Atlantic Security Holding Corporation	2.30	15.20
Tenpo SpA	–	25.00
Compañía Incubadora de Soluciones Móviles S.A - Culqi	–	25.00

(*)  As of December 31, 2023, and 2022, it corresponds to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.